Initial Public Offering - Common Stock Reflected on the Balance Sheet (Details) - USD ($)	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Initial Public Offering
Common stock of shares subject to possible redemption beginning	$ 118,454,587		$ 117,300,000
Redemption	(102,897,540)
Extension funding	245,242
Remeasurement of carrying value to redemption value	1,338,951	$ 10,504,527	1,154,587
Common stock of shares subject to possible redemption ending	$ 17,141,240	$ 117,300,000	$ 118,454,587